CONCENTRATIONS AND CREDIT RISK	12 Months Ended
Sep. 30, 2024
Risks and Uncertainties [Abstract]
CONCENTRATIONS AND CREDIT RISK

NOTE 12 — CONCENTRATIONS AND CREDIT RISK

As of September 30, 2024 and 2023, the Company’s substantial assets were located in Malaysia and the Company’s substantial revenue was derived from its subsidiaries located in Malaysia.

For the fiscal year ended September 30, 2024, one customer accounted for 23.6% of the Company’s total revenue. For the fiscal year ended September 30, 2023, two customers accounted for 23.1% and 23.8% of the Company’s total revenue. For the fiscal year ended September 30, 2022, no customer accounted for more than 10% of the Company’s total revenue.

As of September 30, 2024, four customers accounted for approximately 12.2%, 11.8%, 11.6%, and 11.1% of the Company’s total accounts receivable. As of September 30, 2023, three customers accounted for approximately 23.8%, 12.0%, and 11.3% of the Company’s total accounts receivable, respectively.

For the fiscal year ended September 30, 2024, one customer accounted for 11.2% of the Company’s total purchase. For the fiscal year ended September 30, 2023 and 2022, no single vendor accounted for more than 10% of the Company’s total purchases.

As of September 30, 2024, two customers accounted for approximately 18.5% and 11.9% of the Company’s total accounts payable, respectively. As of September 30, 2023, no customer accounted for more than 10% of the Company’s total accounts payable.